Expense Example - T-REX 2X INVERSE DRAM DAILY TARGET ETF - T-REX 2X INVERSE DRAM DAILY TARGET ETF Class	Jul. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	$ 474